Stock-Based Compensation Plans and Arrangements - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation cost	$ 15,681,000	$ 19,102,000	$ 22,362,000
Weighted average period for total unrecognized compensation cost	1 year 9 months 18 days
Offering period of employee stock purchase plan	12 months
Maximum contribution amount per employee to ESPP	7,500
SLM Corporation 2012 Omnibus Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Approval date	May 24, 2012
Shares authorized to be issued under plan	20,000,000
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Approval date	May 24, 2012
Shares authorized to be issued under plan	6,000,000
Unrecognized compensation cost	18,750,000
Percentage of discount available to employees under ESPP	15.00%
Grants made prior to 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum term for stock options (in years)	10 years
Grants made in 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum term for stock options (in years)	5 years
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average period for total unrecognized compensation cost	1 month 6 days
Unrecognized compensation cost	$ 7,000
Restricted Stock Units, RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting Period	RSUs may be time-vested over three years or vested at grant but subject to transfer restrictions
Performance Stock Units, PSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting Period	PSUs vest based on corporate earnings-related performance targets over a three-year period
Employee Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of the Company's common stock purchased by ESPP participants	47,176	34,279	41,330